NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
IT Services on Company Server				$ 7,000
Advertising	$ 1,275	$ 52,000	$ 52,743	2,885
Click Based and Impressions Ads	332	614
Domain Registrations	0	10	10	67
Publishing and Distribution	1,347	840	1,040	500
Server	0	0	53,793	10,452
Total sales	2,954	53,464
Related Party [Member]
IT Services on Company Server				7,000
Advertising	1,275	50,000
Click Based and Impressions Ads	0	0	50,000
Domain Registrations	0	0
Publishing and Distribution	392	0		100
Server	0	0
Total sales	1,667	50,000	50,000	7,100
Third Party [Member]
Advertising	0	2,000
Click Based and Impressions Ads	332	614	2,743	2,885
Domain Registrations	0	10	10	67
Publishing and Distribution	955	840	1,040	400
Server	0	0
Total sales	$ 1,287	$ 3,464	$ 3,793	$ 3,352